Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances		₨ 60,417		₨ 61,882	₨ 68,842
Demand deposits with banks	[1]	31,463		41,954	100,951
Cash and cash equivalents		₨ 91,880	$ 1,118	₨ 103,836	₨ 169,793

[1]	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.